Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,172,610)	$ (200,331)	$ (173,542)	$ (378,753)
Adjustments to reconcile to net loss to net cash used in operating activities
Interest income from investments held in Trust Account	(217,517)	(7,935)	(6,444)	(16,003)
Changes in operating assets and liabilities:
Prepaid expenses	10,250	16,811	(122,478)	75,811
Accounts payable	169,269	5,525	13,810	(12,422)
Accrued expenses	912,850	10,413	30,146	(60,995)
Accrued expenses – related party	(150,000)	60,000		120,000
Net cash used in operating activities	(447,758)	(115,517)	(258,508)	(272,362)
Cash Flows from Investing Activities:
Principal deposited in Trust Account			(160,000,000)
Net cash used in investing activities			(160,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares to Sponsor			28,750
Proceeds from note payable to related party			300,000
Repayment of note payable to related party			(300,000)
Proceeds received from initial public offering, gross			160,000,000
Proceeds from private placement			6,000,000
Paid offering costs			(3,743,420)
Net cash provided by financing activities			162,285,330
Net change in cash	(447,758)	(115,517)	2,026,822	(272,362)
Cash – beginning of the period	1,754,460	2,026,822		2,026,822
Cash – end of the period	$ 1,306,702	$ 1,911,305	2,026,822	1,754,460
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses			75,000
Deferred underwriting commissions in connection with the initial public offering			$ 5,600,000